Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2011
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
18.	RELATED PARTY TRANSACTIONS AND BALANCES

As of December 31, 2011, the amount due from related parties of RMB1,248, represents advances from Beijing Ninetowns Ports to Huainan Huacheng. These advances are non-interest bearing and due on demand.